Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Loss Per Common Share [Line Items]
LOSS PER COMMON SHARE

NOTE 3 — EARNINGS (LOSS) PER COMMON SHARE

The Company utilizes the guidance per ASC 260, “Earnings per Share”. Basic earnings per share are calculated by dividing income/loss available to stockholders by the weighted average number of common stock shares outstanding during each period.

Diluted earnings per share are computed using the weighted average number of common stock shares and dilutive common stock equivalents outstanding during the period. Dilutive common stock equivalents consist of shares of common stock issuable upon the conversion of preferred stock, convertible notes, unvested equity awards and the exercise of stock options and warrants (calculated using the modified treasury stock method). Such securities, shown below, presented on a common stock equivalent basis and outstanding as of September 28, 2024 and September 30, 2023 have not been included in the diluted earnings per share computations, as their inclusion would be anti-dilutive due to the Company’s net loss as of September 28, 2024 and September 30, 2023:

	September 28, 2024	September 30, 2023
Warrants	96,876	669,781
Restricted shares – unvested	22,559	22,831
Options	5,118	5,131
Total	124,553	697,743

NOTE 3 — LOSS PER COMMON SHARE

The Company computes earnings per share in accordance with ASC Topic 260, “Earnings per Share” (“ASC 260”), which requires earnings per share for each class of stock (common stock and participating preferred stock) to be calculated using the two-class method. The two-class method is an allocation of earnings between the holders of common stock and a company’s participating security holders. Under the two-class method, earnings for the reporting period are allocated between common shareholders and other security holders based on their respective participation rights in undistributed earnings.

Basic earnings per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of basic common stock outstanding. The Company’s Series F convertible preferred stock, which was convertible into shares of the Company’s common stock at any time and from time to time from and after the issue date, and the Company’s Series F warrants, were classified as participating securities in accordance with ASC 260. Net income allocated to the holders of Series F convertible preferred stock and Series F warrants was calculated based on the shareholders’ proportionate share of weighted average shares of common stock outstanding on an if-converted basis.

For purposes of determining diluted earnings per common share, basic earnings per common share was further adjusted for the fiscal year ended January 1, 2022, to include the effect of potential dilutive common shares outstanding, including unvested restricted stock using the more dilutive of either the two-class method or the treasury stock method, and Series G and G-1 Preferred Stock using the if-converted method. Stock options and warrants that were out-of-the-money were not included in the denominator for the calculation diluted EPS. Under the two-class method of calculating diluted earnings per share, net income is reallocated to common stock, the Series F Preferred stock, the Series F warrants, and all dilutive securities based on the contractual participating rights of the security to share in the current earnings as if all of the earnings for the period had been distributed. In the computation of diluted earnings per share, the if-converted method for the Series F Preferred Stock resulted in a more dilutive earnings per share than the two-class method. As such, the if-converted method was utilized for the calculation of diluted EPS. Such securities, including the Series H Preferred Stock, presented on a common stock equivalent basis and outstanding as of December 31, 2022, have not been included in the diluted earnings per share computations, as their inclusion would be anti-dilutive due to the Company’s net loss as of December 31, 2022.

On June 24, 2022, the Company effected the Reverse Stock Split. As required in accordance with GAAP, all share and earnings per share information in this Annual Report on Form 10-K, including those noted below have been retroactively adjusted to reflect the Reverse Stock Split.

The following table sets forth the components used in the computation of basic and diluted income per share:

	December 30, 2023	December 31, 2022
Numerator:
Net Operating Loss	$(17,027)	$(4,498)
Net Loss from Discontinued Operations	(9,014)	(12,496)
Net Loss Attributable to Common Equity	$(26,041)	$(16,994)

Denominator:
Weighted average basic common shares outstanding	4,821,318	2,113,509
Weighted average additional common shares outstanding if preferred shares converted to common shares (if dilutive)	—
Total weighted average common shares outstanding if preferred shares converted to common shares	4,821,318	2,113,509

Income per common share:
Basic
Continuing Operations	$(3.53)	$(2.13)
Discontinued Operations	$(1.87)	$(5.91)
Basic Loss Per Share	$(5.40)	$(8.04)
Diluted
Continuing Operations	$(3.53)	$(2.13)
Discontinued Operations	$(1.87)	$(5.91)
Diluted Loss Per Share	$(5.40)	$(8.04)